[Translation]                                          [H&M Final]








                      SEMI-ANNUAL REPORT

                        (The 5th Term)
                        From:  December 1, 1998
                        To:  May 31, 1999


        AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                        (for NAV sale)






















               PUTNAM HIGH YIELD ADVANTAGE FUND







                      SEMI-ANNUAL REPORT





                        (The 5th Term)
                        From:  December 1, 1998
                         To:  May 31, 1999


















               PUTNAM HIGH YIELD ADVANTAGE FUND
                      SEMI-ANNUAL REPORT

                        (The 5th Term)
                        From:  December 1, 1998
                         To:  May 31, 1999

To:  Director of Kanto Local Financial Bureau

                              Filing Date:     August 31, 1999

Name of the Registrant Trust:           PUTNAM HIGH YIELD ADVANTAGE FUND

Name of Trustees:                            George Putnam
                                             William F. Pounds
                                             John A. Hill
                                             Jameson A. Baxter
                                             Hans H. Estin
                                             Ronald J. Jackson
                                             Paul L. Joskow
                                             Elizabeth T. Kennan
                                             Lawrence J. Lasser
                                             John H. Mullin, III
                                             Robert E. Patterson
                                             George Putnam, III
                                             A.J.C. Smith
                                             W. Thomas Stephens
                                             W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                      (Seal)

                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                     (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

                             - i -

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                                03-3580-3377



Place where a copy of this Semi-annual Report is available for
                       Public Inspection

                        Not Applicable

   (Total number of pages of this Semi-annual Report,in, in
                       Japanese printing

              (including Cover Pages) is [  ]43.)
                       C O N T E N T S
                                                  This
                                                EnglishJapanese
                                              translationOriginal
I. STATUS OF INVESTMENT FUND

   (1) Diversification of Investment Portfolio     1      1

   (2) Results of Past Operations                  3      2

       (a)     Record of Changes in Net Assets     3      2

       (b)     Record of Distributions Paid        3      3

   (3) Record of Sales and Repurchases             4      3

II.     OUTLINE OF THE TRUST

   1.  Trust                                       4      4

   (1) Amount of Capital Stock                     4      4

   (2) Information Concerning Major Shareholders   4      4

   (3) Information Concerning Directors, Officers and
       Employees                                   4      4

   (4) Description of Business and Outline of
       Operation                                   7      7

   (5) Miscellaneous                               7      7

   2.  Putnam Investment Management, Inc.

       (Investment Management Company)             7      7

   (1) Amount of Capital Stock                     7      7

   (2) Information Concerning Major Shareholders   8      7

   (3) Information Concerning Officers and
       Employees                                   8      7

   (4) Description of Business and Outline of
       Operation                                  19      17

   (5) Miscellaneous                              32     29

III.      OUTLINE OF THE FINANCIAL STATUS OF THE FUND 32  30

IV.       OUTLINE OF THE FINANCIAL STATUS OF

   INVESTMENT MANAGEMENT COMPANY                  32     64


I.  STATUS OF INVESTMENT FUND
  (1) Diversification of Investment Portfolio:
                                  (As of the end of July, 1999)
    Types of Assets  Name of      Total U.S.  Investment
                     Country        Dollars        Ratio
                                                    (%)

   Corporate Bonds    United      2,058,788,542     71.34
                     States
                     Canada       106,558,274      3.69
                     Mexico        41,723,825      1.45
                     China         25,923,100      0.90
                     United        21,071,381      0.73
                     Kingdom
                     Columbia      17,334,000      0.60
                     Luxembourg    17,265,375      0.60
                     Indonesia     14,636,651      0.51
                     Brazil        11,672,100      0.41
                     Netherland    10,505,688      0.36
                     s
                     Cayman         9,643,150      0.33
                     Islands
                     Israel         7,612,350      0.26
                     Agrentina      5,350,800      0.19
                     India          4,408,000      0.15
                     Poland         4,089,400      0.14
                     Bermuda        2,677,500      0.09
                     New            2,576,700      0.09
                     Zealand
                     Norway         1,979,520      0.07
                     United
                     States
       Sub-total                 2,363,816,356     81.91
                                                   0.00
   Preferred Stock    United       193,062,432      6.69
                     States
                     Germany       27,478,950      0.95
                     Canada        15,679,750      0.54

       Sub-total                  236,221,132      8.18

   Convertible Bonds  United        41,288,575      1.43
                     States



                                                   0.00
   Units              United        39,034,373      1.35
                     States
                     Netherland    16,893,975      0.59
                     s


       Sub-total                   55,928,348      1.94
   Warrants           United        30,656,791      1.06
                     States
                     Netherland     1,678,875      0.06
                     s
                     Ireland          303,450      0.01
                     Mexico           229,800      0.01
                     Equador           10,402      0.00

       Sub-total                   32,879,318      1.14

   Common Stock       United        29,300,278      1.02
                     States
                     Canada         1,791,000      0.06
                     Brazil                43      0.00
       Sub-total                   31,091,321      1.08
                                                   0.00
   Convertible        United        24,548,960      0.85
  Preferred Stocks   States
   Collateralized     United        12,357,386      0.43
  Mortgage           States
  Obligations
                                                   0.00

   Cash, Deposit and               87,834,954      3.04
        Other Assets
    (After deduction
     of liabilities)
         Total                   2,885,966,350    100.00
       (Net Asset                    (\334,339
  Value)                             million)


   Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

   Note 2: The exchange rate of U.S. Dollars ("dollar" or "$") into Japanese yen is yen 115.85 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer of The Bank of Tokyo-Mitsubishi, Ltd. on the end of July, 1999.
     The same applies hereinafter.

   Note 3: In this report, money amounts and percentages have been rounded. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corrsponding amount by the conversion rate specified and rounded up when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)       Results of Past Operations
 (a) Record of Changes in Net Assets (Class M Shares)
          Record of changes in net assets at the end of each of during the one year period up to and including the end of July, 1999 is as follows:

                        Total Net Asset Value    Net Asset Value per Share
                         Dollar      Yen
                       (thousands)  (millions)     Dollar        Yen
1998 End of August       1,113,165   128,960       8.75          1,013.69
         September         997,508   115,561       8.49            983.57
           October         899,414   104,197       7.97            923.32
          November         949,346   109,982       8.34            966.19
          December         924,651   107,121       8.17            946.49
1999 End of January        926,037   107,281       8.23            953.45
             March         965,496   111,853       8.20            949.97
             April         983,537   113,943       8.39            971.98
               May         937,072   108,560       8.20            949.97
              June         934,843   108,302       8.14            943.02
              July         917,288   106,268       8.06            933.75

 (b) Record of Distributions Paid (Class M Shares)
     Record of distribution paid at the end of each month during the one year period up to and including July 1999 is as follows:

                       Dividend
Month                Dollar  Yen
1998 End of August   0.075   8.69
         September   0.075   8.69
           October   0.075   8.69
          November   0.075   8.69
          December   0.075   8.69
1999 End of January  0.075   8.69
          February   0.072   8.34
             March   0.072   8.34
             April   0.072   8.34
               May   0.072   8.34
              June   0.072   8.34
              July   0.067   7.76

Note:     Operations of Class M Shares were commenced on December 1, 1994.

(3)  Record of Sales and Repurchases (Class M Shares)
          Record of sales and repurchases during the one year period up to and including the end of July, 1999 and number of outstanding shares of the Fund as of the end of July, 1999 are as follows:

                  Number of       Number of       Number of
                 Shares Sold        Shares       Outstanding
                                 Repurchased        Shares
     Worldwide    32,011,889      69,890,971     114,452,416
    (In Japan)    30,368,500      66,332,580     107,770,670


II.  OUTLINE OF THE TRUST

1.   Trust
(1)  Amount of Capital Stock (as of the end of July, 1999)
          Not applicable.
(2)  Information Concerning Major Shareholders
          Not applicable.
(3)  Information Concerning Directors, Officers and Employees
     (1) Trustees and Officers of the Trust
     (as of the filing date)
                                                      Shares
Name           Office and               Resume        Owned
               Title
George Putnam  Chairman   present: Chairman and        85,391
               and              Director of Putnam
               President        Investment
                                Management, Inc.
                                and Putnam Mutual
                                Funds Corp.
                                Director, Marsh &
                                McLennan Companies,
                                Inc.
William F.     Vice       present: Professor           11,355
Pounds         Chairman         Emeritus of
                                Management, Alfred
                                P. Sloan School of
                                Management,
                                Massachusetts
                                Institute of
                                Technology
John A. Hill   Vice       present: Chairman and          222
               Chairman         Managing Director,
                                First Reserve
                                Corporation
Jameson Adkins Trustee    present: President, Baxter     476
Baxter                          Associates, Inc.
Hans H. Estin  Trustee    present: Chartered             225
                                Financial Analyst
                                and Vice Chairman,
                                North American
                                Management Corp.
Ronald J.      Trustee    present: Former Chairman,      143
Jackson                         President and Chief
                                Executive Officer of
                                Fisher-Price, Inc.,

                                Trustee of Salem
                                Hospital and the
                                Peabody Essex Museum
Paul L. Joskow Trustee    present: Professor             465
                                Emeritus of
                                Economics and
                                Management, former
                                Chairman of the
                                Department of
                                Economics at the
                                Massachusetts
                                Institute of
                                Technology,
                                Director, New
                                England Electric
                                System, State Farm
                                Indemnity Company
                                and Whitehead
                                Institute for
                                Biomedical Research
Elizabeth T.   Trustee    present: President             258
Kennan                          Emeritus and
                                Professor, Mount
                                Holyoke College
Lawrence J.    Trustee    present: President, Chief       0
Lasser         and Vice         Executive Officer
               President        and Director of
                                Putnam Investments,
                                Inc. and Putnam
                                Investment
                                Management, Inc.
                                Director, Marsh &
                                McLennan

                                Companies, Inc. and
                                the United Way of
                                Massachusetts Bay
John H.        Trustee    present: Chairman and          597
Mullin, III                     Chief Executive
                                Officer of Ridgeway
                                Farm, Director of
                                ACX Technologies,
                                Inc., Alex. Brown
                                Realty, Inc., and
                                The Liberty
                                Corporation
Robert E.      Trustee    present: President and       20,552
Patterson                       Trustee of Cabot
                                Industrial Trust ;
                                Director of
                                Brandywine Trust
                                Company
George Putnam, Trustee    present: President, New       3,537
III                             Generation Research,
                                Inc. and New
                                Generation Advisors,
                                Inc.; Director,
                                Massachusetts
                                Audubon Society and
                                the Boston Family
                                Office, L.L.C.
A.J.C. Smith   Trustee    present: Chairman and          375
                                Chief Executive
                                Officer, Marsh &
                                McLennan Companies,
                                Inc.
W. Thomas      Trustee    present: President and         119
Stephens                        Chief Executive
                                Officer of MacMillan
                                Bloedel Ltd.;
                                Director of Qwest
                                Communications and

                                New Century Energies
W. Nicholas    Trustee    present: Director of           180
Thorndike                       various corporations
                                and charitable
                                organizations,
                                including Courier
                                Corporation, Data
                                General Corporation,
                                Bradley Real Estate,
                                Inc. and Providence
                                Journal Co.  Trustee
                                of Cabot Industrial
                                Trust, Massachusetts
                                General Hospital and
                                Eastern Utilities
                                Associates
Charles E.     Executive  present: Managing Director      0
Porter         Vice             of Putnam
               President        Investments, Inc.
                                and Putnam
                                Investment
                                Management, Inc.
Patricia C.    Senior     present: Senior Vice            0
Flaherty       Vice             President of Putnam
               President        Investments, Inc.
                                and Putnam
                                Investment
                                Management, Inc.
John D. Hughes Senior     present: Senior Vice            0
               Vice             President of Putnam
               President        Investment
               and              Management, Inc.
               Treasurer
Gordon H.      Vice       present: Director and         3,367
Silver         President        Senior Managing
                                Director of Putnam
                                Investments, Inc.
                                and Putnam
                                Investment
                                Management, Inc.
John R. Verani Vice       present: Senior Vice            0
               President        President of Putnam
                                Investments, Inc.
                                and Putnam
                                Investment
                                Management, Inc.
Ian C.         Vice       present: Senior Managing        0
Ferguson       President        Director of Putnam
                                Investments, Inc.
                                and Putnam
                                Investment
                                Management, Inc.
Richard A.     Vice       present: Managing Director  0
Monaghan       President        of Putnam
                                Investments, Inc.,
                                Putnam Investment
                                Management, Inc. and
                                Putnam Mutual Funds
                                Corp.
Stephen        Vice       present: Senior Managing    0
Oristaglio     President        Director of Putnam
                                Investment
                                Management, Inc.
Edward H.      Vice       present: Managing Director      0
D'Alelio       President        of Putnam Investment
                                Management,
                                CompanyInc.
Robert M.      Vice       present: Senior Vice        0
Paine          President        President of Putnam
                                Investment
                                Management, Inc.
Jeffrey A.     Vice       present: Senior Vice        0
Kaufman        President        President of Putnam
                                Investment
                                Management, Inc.

     (2) Employees of the Trust
          The Trust does not have any employees.
(4)  Description of Business and Outline of Operation
          The Trust may carry out any administrative or managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Trust has retained Putnam Investment Management, Inc., the Fund's investment management company, to render investment management services, and Putnam Fiduciary Trust Company to keep the assets of the Fund in custody and to act as the Investor Servicing Agent.
(5)  Miscellaneous
          There has been, or is, no litigation which had or is reasonably expected to have, a material adverse effect on the Trust during the six months before the filing of this report.

2.   Putnam Investment Management, Inc. (Investment Management
     Company)
(1)  Amount of Capital Stock (as of the end of July, 1999)

     1.   Amount of Capital (issued capital stock at par value):
          Common Stock 1,000 shares at $1 par value

     2.   Number of authorized shares of capital stock:
          Common Stock 1,000 shares

     3.   Number of outstanding shares of capital stock:
          Common Stock 1,000 shares

     4. Amount of capital (for the purposes of this Item, "Amount of Capital" means total stockholders' equity for the past five years):

                                    Amount of Capital
                 Year               (Total Stockholders' Equity in Thousands)
          End of 1994               $48,149,491

          End of 1995               $45,521,351

          End of 1996               $45,817,658

          End of 1997               $48,617,160

          End of 1998               $425,782,008

(2)  Information Concerning Major Shareholders
     As of the end of July, 1999, all the outstanding shares of capital stock of Investment Management Company were owned by Putnam Investments, Inc.

(3)  Information Concerning Officers and Employees
     The following table lists the names of various officers and directors of Investment Management Company and their respective positions with Investment Management Company. For each named individual, the table lists: (i) any other organizations (excluding other Investment Management Company's funds) with which the officer and/or director has recently had or has substantial involvement; and (ii) positions held with such organization:

      List of Officers and Directors of Putnam Investment Management, Inc.
                                 (as of the end of July, 1999)
                      Position
                      with Putnam
          Name        Investment   Other Business Affiliation
                      Management,
                      Inc.
1   Putnam, George    Chairman     Director of Putnam Mutual
                                   Funds Corp.
2   Lasser, Lawrence  President
    J.                and
                      Director,
                      CEO
3   Silver, Gordon    Director     Director of Putnam
    H.                and Senior   Fiduciary Trust Company and
                      Managing     Senior Managing Director of
                      Director     Putnam Mutual Funds Corp.
4   Burke, Robert W.  Senior       Senior Managing Director of
                      Managing     Putnam Mutual Funds Corp.
                      Director
5   Collman,          Senior       Senior Managing Director of
    Kathleen M.       Managing     Putnam Mutual Funds Corp.
                      Director
6   Ferguson, Ian C.  Senior
                      Managing
                      Director
7   Oristaglio,       Senior
    Stephen           Managing
                      Director
8   Regan, Anthony    Senior
    W.                Managing
                      Director
9   Spiegel, Steven   Senior       Senior Managing Director of
                      Managing     Putnam Mutual Funds Corp.
                      Director
10  Anderson, Blake   Managing
    E.                Director
11  Antill, Jennifer  Managing
                      Director
12  Beck, Robert R.   Managing
                      Director
13  Bresnahan,        Managing     Managing Director of Putnam
    Leslee R.         Director     Mutual Funds Corp.
14  Browchuk, Brett   Managing
    C.                Director
15  Cassaro, Joseph   Managing
    A.                Director
16  Cotner, C. Beth   Managing
                      Director
17  Cronin, Kevin M.  Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
18  D'Alelio, Edward  Managing
    H.                Director
19  Daly, Kenneth L.  Managing     Managing Director of Putnam
                      Director     Mutual Funds Corp.
20  DeTore, John A.   Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
21  Durgarian,        Managing     Director and Managing
    Karnig H.         Director     Director of Putnam
                                   Fiduciary Trust Company
22  Esteves, Irene    Managing     Treasurer of Putnam
    M.                Director     Fiduciary Trust Company
                      and Chief
                      Financial
                      Officer
23  Farrell, Deborah  Managing     Managing Director of Putnam
    S.                Director     Mutual Funds Corp.
24  Gillis, Roland    Managing
                      Director
25  Haslett, Thomas   Managing
    R.                Director
26  Holding, Pamela   Managing
                      Director
27  Hurley, William   Managing     Managing Director and CFO
    J.                Director     of Putnam Mutual Funds
                                   Corp.
28  Jacobs, Jerome    Managing
    J.                Director
29  Joseph, Joseph    Managing
    P.                Director
30  Kamshad, Omid     Managing
                      Director
31  King, David L.    Managing     Managing Director of Putnam
                      Director     Mutual Funds Corp.
32  Kohli, D.         Managing
    William           Director
33  Kreisel, Anthony  Managing
    I.                Director
34  Kuenstner,        Managing
    Deborah F.        Director
35  Landes, William   Managing
    J.                Director
36  Leibovitch,       Managing
    Richard G.        Director
37  Leichter,         Managing
    Jennifer E.       Director
38  Maloney, Kevin    Managing
    J.                Director
39  Martino, Michael  Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
40  Maxwell, Scott    Managing
    M.                Director
41  McGue, William    Managing
    F.                Director
42  McMullen, Carol   Managing
    C.                Director
43  Mecmani, Krisha   Managing
                      Director
44  Miller, Daniel    Managing
    L.                Director
45  Morgan Jr., John  Managing     Managing Director of Putnam
    J.                Director     Fiduciary Trust Company

46  Morgan, Kelly A.  Managing
                      Director
47  Peacher, Stephen  Managing
    C.                Director
48  Pollard, Mark D.  Managing
                      Director
49  Porter, Charles   Managing
    E.                Director
50  Price, Quintin    Managing
    I.                Director
51  Reilly, Thomas    Managing
    V.                Director
52  Schultz,          Managing     Managing Director of Putnam
    Mitchell D.       Director     Mutual Funds Corp.
53  Scott, Justin M.  Managing     Managing Director of Putnam
                      Director     Fiduciary Trust Company
54  Shadek Jr.,       Managing
    Edward T.         Director
55  Starr, Loren      Managing     Managing Director of Putnam
                      Director     Mutual Funds Corp.
56  Swift, Robert     Managing
                      Director
57  Talanian, John    Managing     Managing Director of Putnam
    C.                Director     Mutual Funds Corp.
58  Tibbetts,         Managing     Managing Director of Putnam
    Richard B.        Director     Mutual Funds Corp.
59  Waldman, David    Managing
    L.                Director

60  Wetlaufer, Eric   Managing
                      Director
61  Woolverton,       Managing     Managing Director of Putnam
    William H.        Director     Mutual Funds Corp.
62  Arends, Michael   Senior Vice  Senior Vice President of
    K.                President    Putnam Mutual Funds Corp.
63  Asher, Steven E.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
                                   and Senior Vice President
                                   of Putnam Fiduciary Trust
                                   Company
64  Atkin, Michael    Senior Vice
    J.                President
65  Augustine,        Senior Vice
    Jeffrey B.        President
66  Bakshi, Manjit    Senior Vice
    S.                President
67  Bamford, Dolores  Senior Vice
    Snyder            President
68  Baumbach, Robert  Senior Vice
    K.                President
69  Berka, Sharon A.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
70  Block, Richard    Senior Vice
    L.                President
71  Boselli, John A.  Senior Vice
                      President
72  Bousa, Edward P.  Senior Vice
                      President
73  Burke, Andrea     Senior Vice
                      President
74  Burns, Cheryl A.  Senior Vice
                      President
75  Byrne, Joshua L.  Senior Vice
                      President
76  Callahan, Ellen   Senior Vice
    S.                President
77  Carlson, David    Senior Vice
    G.                President
78  Chang, Jack P.    Senior Vice
                      President
79  Chrostowski,      Senior Vice  Senior Vice President of
    Louis F.          President    Putnam Mutual Funds Corp.
80  Curran, Peter J.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
81  Dalferro, John    Senior Vice
    R.                President
82  Derbyshire,       Senior Vice
    Ralph C.          President
83  Eigerman, Nathan  Senior Vice
    W.                President
84  England, Richard  Senior Vice
    B.                President
85  Epke Laura L.     Senior Vice
                      President
86  Finch, Edward R.  Senior Vice
                      President
87  Flaherty,         Senior Vice  Senior Vice President of
    Patricia C.       President    Putnam Mutual Funds Corp.
88  Fontana, Forrest  Senior Vice
    N.                President
89  Francis,          Senior Vice
    Jonathan H.       President
90  Frost, Karen T.   Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
91  Frucci, Richard   Senior Vice  Senior Vice President of
    M.                President    Putnam Fiduciary Trust
                                   Company
92  Gorman, Stephen   Senior Vice
    A.                President
93  Grant, Peter J.   Senior Vice  Senior Vice President of
                      President    Putnam Fiduciary Trust
                                   Company
94  Graviere,         Senior Vice
    Patrice           President
95  Grim, Daniel J.   Senior Vice
                      President
96  Haagensen, Paul   Senior Vice
    E.                President
97  Hadden, Peter J.  Senior Vice
                      President
98  Halperin,         Senior Vice
    Matthew C.        President
99  Hart, Nigel P.    Senior Vice
                      President
100 Healey, Deborah   Senior Vice
    R.                President
101 Hotchkiss,        Senior Vice
    Michael F.        President
102 Kaufman, Jeffrey  Senior Vice
                      President
103 Kay, Karen R.     Senior Vice  Clerk, Director and Senior
                      President    Vice President of Putnam
                                   Fiduciary Trust Company and
                                   Senior Vice President of
                                   Putnam Mutual Funds Corp.
104 Kirson, Steven    Senior Vice
    L.                President
105 Knight, Jeffrey   Senior Vice
    L.                President
106 Koontz, Jill A.   Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
107 Korn, Karen R.    Senior Vice
                      President
108 Kurey, Thomas J.  Senior Vice
                      President
109 Lannum III,       Senior Vice
    Coleman N.        President
110 Lindsey, Jeffrey  Senior Vice
    R.                President
111 Lode, Geirulv     Senior Vice
                      President
112 Lomba, Rufino R.  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
113 MacElwee, Jones,  Senior Vice
    Elizabeth M.      President
114 Madore, Robert    Senior Vice  Senior Vice President of
    A.                President    Putnam Fiduciary Trust
                                   Company
115 Malloy, Julie M.  Senior Vice
                      President
116 Manuel Jr.,       Senior Vice
    Richard D.        President
117 Marrkand, Paul    Senior Vice
    E.                President
118 Marshall,         Senior Vice
    William L.        President
119 Matteis, Andrew   Senior Vice
    S.                President
120 McDonald,         Senior Vice
    Richard E.        President
121 Meehan, Thalia    Senior Vice
                      President
122 Mehta, Sandeep    Senior Vice
                      President
123 Miller, William   Senior Vice
    H.                President
124 Mockard, Jeanne   Senior Vice
    L.                President
125 Mufson, Michael   Senior Vice
    J.                President
126 Mullen, Donald    Senior Vice  Senior Vice President of
    E.                President    Putnam Mutual Funds Corp.
127 Mullin, Hugh H.   Senior Vice
                      President
128 Netols, Jeffrey   Senior Vice  Senior Vice President of
    W.                President    Putnam Fiduciary Trust
                                   Company
129 Oler, Stephen S.  Senior Vice
                      President
130 Paine, Robert M.  Senior Vice
                      President
131 Parker, Margery   Senior Vice
    C.                President
132 Perry, William    Senior Vice
                      President
133 Peters, Carmel    Senior Vice
                      President
134 Petralia,         Senior Vice  Senior Vice President of
    Randolph S.       President    Putnam Mutual Funds Corp.

135 Plapinger, Keith  Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
136 Pohl, Charles G.  Senior Vice
                      President
137 Ravera, David A.  Senior Vice
                      President
138 Prusko, James M.  Senior Vice  Senior Vice President of
                      President    Putnam Fiduciary Trust
                                   Company
139 Quistberg, Paul   Senior Vice
    T.                President
140 Ray, Christopher  Senior Vice
    A.                President
141 Rogers, Kevin J.  Senior Vice
                      President
142 Ruys de Perez,    Senior Vice  Senior Vice President of
    Charles A.        President    Putnam Fiduciary Trust
                                   Company and Senior Vice
                                   President of Putnam Mutual
                                   Funds Corp.
143 Santos, David J.  Senior Vice  Senior Vice President of
                      President    Putnam Fiduciary Trust
                                   Company
144 Santosus,         Senior Vice
    Anthony C.        President
145 Schwister, Jay    Senior Vice  Senior Vice President of
    E.                President    Putnam Fiduciary Trust
                                   Company
146 Scordato,         Senior Vice  Senior Vice President of
    Christine A.      President    Putnam Mutual Funds Corp.
147 Sievert, Jean I.  Senior Vice
                      President
148 Simon, Sheldon    Senior Vice
    N.                President
149 Simozar, Saied    Senior Vice
                      President
150 Smith Jr., Leo    Senior Vice
    J.                President
151 Smith, Margaret   Senior Vice
    D.                President
152 Spatz, Erin J.    Senior Vice
                      President
153 Stack, Michael    Senior Vice  Senior Vice President of
    P.                President    Putnam Mutual Funds Corp.
154 Stairs, George    Senior Vice
    W.                President
155 Strumpf, Casey    Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
156 Sugimoto,         Senior Vice  Senior Vice President of
    Toshifumi         President    Putnam Mutual Funds Corp.
157 Sullivan, Roger   Senior Vice
    R.                President
158 Svensson, Lisa    Senior Vice
    H.                President
159 Swanberg,         Senior Vice
    Charles H.        President
160 Thomsen,          Senior Vice  Senior Vice President of
    Rosemary H.       President    Putnam Fiduciary Trust
                                   Company
161 Troped, Bonnie    Senior Vice  Senior Vice President of
    L.                President    Putnam Mutual Funds Corp.
162 Verani, John R.   Senior Vice  Senior Vice President of
                      President    Putnam Mutual Funds Corp.
163 Walsh, Francis    Senior Vice
    P.                President
164 Warren, Paul C.   Senior Vice
                      President
165 Weinstein,        Senior Vice
    Michael R.        President
166 Weiss, Manuel     Senior Vice
                      President
167 Whalen, Edward    Senior Vice  Senior Vice President of
    F.                President    Putnam Mutual Funds Corp.
168 Wheeler, Diane    Senior Vice
    D.F.              President
169 Wyke, Richard P.  Senior Vice
                      President
170 Yogg, Michael R.  Senior Vice
                      President
171 Zukowski, Gerald  Senior Vice
    S.                President


(4) Description of Business and Outline of Operation Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of July, 1999, Investment Management Company managed, advised, and/or administered the following 115 funds and fund portfolios (having an aggregate net asset value of nearly $245 billion):

                                              (As of July 31, 1999)
               Name            Month/Da  Principal Total Net   Net
                                te/Year Characteris  Asset    Asset
                               Establis    tics    Value ($   Value
                                  hed              million)    per
                                                              share
                                                               ($)
 1  The George Putnam Fund of    11/5/37 Open/Equity         18.49
   Boston; A                                       3,963.18

 2  The George Putnam Fund of    4/24/92 Open/Equity         18.33
   Boston; B                                       1,641.14

 3  The George Putnam Fund of    12/1/94 Open/Equity         18.34
   Boston; M                                       294.14
 4  The George Putnam Fund of    1/1/94  Open/Equity         18.53
   Boston; Y                                       727.81
 5  Putnam American Government   3/1/85  Open/Bond           8.39
   Income Fund; A                                  1,600.36

 6  Putnam American Government   5/20/94 Open/Bond           8.36
   Income Fund; B                                  159.14
 7  Putnam American Government   2/14/95 Open/Bond           8.41
   Income Fund; M                                  7.04
 8  Putnam Asia Pacific Growth   2/20/91 Open/Equity         12.73
   Fund; A                                         200.86
 9  Putnam Asia Pacific Growth   6/1/93  Open/Equity         12.46
   Fund; B                                         189.51
10  Putnam Asia Pacific Growth   2/1/95  Open/Equity         12.60
   Fund; M                                         15.56
11  Putnam Asia Pacific Fund     3/23/98 Open/Equity         10.73
   II                                              3.08
12  Putnam Asset Allocation:     2/7/94  Open/Balanc         12.45
   Balanced Portfolio; A                ed          966.75
13  Putnam Asset Allocation:     2/11/94 Open/Balanc         12.38
   Balanced Portfolio; B                ed          564.69
14  Putnam Asset Allocation:     9/1/94  Open/Balanc         12.31
   Balanced Portfolio; C                ed          121.03
15  Putnam Asset Allocation:     2/6/95  Open/Balanc         12.42
   Balanced Portfolio; M                ed          69.06
16  Putnam Asset Allocation:     7/14/94 Open/Balanc         12.46
   Balanced Portfolio; Y                ed          344.72
17  Putnam Asset Allocation :    2/7/94  Open/Balanc         10.50
   Conservative Portfolio; A            ed          403.71
18  Putnam Asset Allocation :    2/18/94 Open/Balanc         10.46
   Conservative Portfolio; B            ed          188.15
19  Putnam Asset Allocation :    9/1/94  Open/Balanc         10.44
   Conservative Portfolio; C            ed          59.51
20  Putnam Asset Allocation :    2/7/95  Open/Balanc         10.46
   Conservative Portfolio; M            ed          25.53
21  Putnam Asset Allocation :    7/14/94 Open/Balanc         10.52
   Conservative Portfolio; Y            ed          85.40
22  Putnam Asset Allocation:     2/8/94  Open/Balanc         14.52
   Growth Portfolio; A                  ed          748.46
23  Putnam Asset Allocation:     2/16/94 Open/Balanc         14.30
   Growth Portfolio; B                  ed          480.10
24  Putnam Asset Allocation:     9/1/94  Open/Balanc         14.19
   Growth Portfolio; C                  ed          105.11
25  Putnam Asset Allocation:     2/1/95  Open/Balanc         14.33
   Growth Portfolio; M                  ed          62.13
26  Putnam Asset Allocation:     7/14/94 Open/Balanc         14.61
   Growth Portfolio; Y                  ed          322.83
27  Putnam Arizona Tax Exempt    1/30/91 Open/Bond           9.05
   Income Fund; A                                  105.19
28  Putnam Arizona Tax Exempt    7/15/93 Open/Bond           9.04
   Income Fund; B                                  33.18
29  Putnam Arizona Tax Exempt    7/3/95  Open/Bond           9.06
   Income Fund; M                                  0.57
30  Putnam Balanced Fund         10/2/95 Open/Balanc         12.51
                                       ed          3.92
31  Putnam Balanced Retirement   4/19/85 Open/Balanc         10.95
   Fund; A                              ed          671.70
32  Putnam Balanced Retirement   2/1/94  Open/Balanc         10.84
   Fund; B                              ed          197.07
33  Putnam Balanced Retirement   3/17/95 Open/Balanc         10.88
   Fund; M                              ed          15.31
34  Putnam Balanced Retirement   1/4/99  Open/Balanc         10.95
   Fund; Y                              ed          1.82
35  Putnam California           11/27/92 Closed/Bond         14.96
   Investment Grade Municipal                      68.94
   Trust
36  Putnam California Tax        4/29/83 Open/Bond           8.41
   Exempt Income Fund; A                           2,840.64

37  Putnam California Tax        1/4/93  Open/Bond           8.41
   Exempt Income Fund; B                           637.00
38  Putnam California Tax        2/14/95 Open/Bond           8.40
   Exempt Income Fund; M                           16.11
39  Putnam California Tax       10/26/87 Open/Bond           1.00
   Exempt Money Market Fund                        44.73
40  Putnam Capital               8/5/93  Open/Equity         8.10
   Opportunities Fund; A                           66.89
41  Putnam Capital               11/2/94 Open/Equity         8.05
   Opportunities Fund; B                           88.10
42  Putnam Capital               1/22/96 Open/Equity         8.08
   Opportunities Fund; M                           4.99
43  Putnam Capital               8/5/93  Open/Equity         22.40
   Appreciation Fund; A                            1,177.67

44  Putnam Capital               11/2/94 Open/Equity         22.10
   Appreciation Fund; B                            1,303.35

45  Putnam Capital               1/22/96 Open/Equity         22.14
   Appreciation Fund; M                            85.62
46  Putnam Convertible           6/29/95 Closed/Bond         23.53
   Opportunity and Income                          87.37
   Trust
47  Putnam Convertible Income-   6/29/72 Open/Balanc         20.58
   Growth Trust; A                      ed          1,016.34

48  Putnam Convertible Income-   7/15/93 Open/Balanc         20.34
   Growth Trust; B                      ed          300.97
49  Putnam Convertible Income-   3/13/95 Open/Balanc         20.45
   Growth Trust; M                      ed          17.07
50  Putnam Convertible Income-  12/30/98 Open/Balanc         20.58
   Growth Trust; Y                      ed          65.02
51  Putnam Dividend Income       9/28/89 Closed/Bond         11.17
   Fund                                            120.90
52  Putnam Diversified Income    10/3/88 Open/Bond           10.97
   Trust; A                                        1,589.31

53  Putnam Diversified Income    3/1/93  Open/Bond           10.92
   Trust; B                                        1,816.10

54  Putnam Diversified Income    2/1/99  Open/Bond           10.95
   Trust; C                                        5.71
55  Putnam Diversified Income    12/1/94 Open/Bond           10.93
   Trust; M                                        977.01
56  Putnam Diversified Income    7/11/96 Open/Bond           10.98
   Trust ; Y                                       17.27
57  Putnam Emerging Markets      10/2/95 Open/Equity         9.42
   Fund; A                                         60.49
58  Putnam Emerging Markets      10/2/95 Open/Equity         9.33
   Fund; B                                         45.75
59  Putnam Emerging Markets      10/2/95 Open/Equity         9.36
   Fund; M                                         5.18
60  Putnam Equity Fund 98       12/30/97 Open/Equity         14.85
                                                   9.46
61  Putnam Equity Income Fund;   6/15/77 Open/Balanc         16.64
   A                                    ed          1,245.76

62  Putnam Equity Income Fund;   9/13/93 Open/Balanc         16.53
   B                                    ed          693.03
63  Putnam Equity Income Fund;   2/1/99  Open/Balanc         16.61
   C                                    ed          10.82
64  Putnam Equity Income Fund;   12/2/94 Open/Balanc         16.54
   M                                    ed          65.44
65  Putnam Europe Growth Fund;   9/7/90  Open/Equity         22.04
   A                                               877.61
66  Putnam Europe Growth Fund;   2/1/94  Open/Equity         21.44
   B                                               786.08
67  Putnam Europe Growth Fund;   12/1/94 Open/Equity         21.79
   M                                               93.66
68  Putnam Florida Tax Exempt    8/24/90 Open/Bond           9.10
   Income Fund; A                                  228.10
69  Putnam Florida Tax Exempt    1/4/93  Open/Bond           9.09
   Income Fund; B                                  79.37
70  Putnam Florida Tax Exempt    5/1/95  Open/Bond           9.09
   Income Fund; M                                  1.37
71  Putnam Global Natural        7/24/80 Open/Equity         19.86
   Resources Fund; A                               196.62
72  Putnam Global Natural        2/1/94  Open/Equity         19.50
   Resources Fund; B                               143.09
73  Putnam Global Natural        7/3/95  Open/Equity         19.71
   Resources Fund; M                               7.14
74  Putnam Global Equity         7/1/94  Open/Equity         15.52
   Trust; A                                        366.33
75  Putnam Global Equity         7/2/94  Open/Equity         15.23
   Trust; B                                        444.39
76  Putnam Global Equity         2/1/99  Open/Equity         15.48
   Trust; C                                        5.43
77  Putnam Global Equity         7/3/95  Open/Equity         15.33
   Trust; M                                        36.75
78  Putnam Global Growth and     1/3/95  Open/Equity         14.56
   Income Fund; A                                  35.27
79  Putnam Global Growth and     1/3/95  Open/Equity         14.44
   Income Fund; B                                  27.18
80  Putnam Global Growth and     1/3/95  Open/Equity         14.50
   Income Fund; M                                  2.67
81  Putnam Global Governmental   6/1/87  Open/Bond           12.01
   Income Trust; A                                 140.66
82  Putnam Global Governmental   2/1/94  Open/Bond           11.97
   Income Trust; B                                 32.06
83  Putnam Global Governmental   3/17/95 Open/Bond           11.96
   Income Trust; M                                 214.29
84  Putnam Global Growth Fund;   9/1/67  Open/Equity         13.53
   A                                               3,764.40

85  Putnam Global Growth Fund;   4/27/92 Open/Equity         12.97
   B                                               1,987.51

86  Putnam Global Growth Fund;   2/1/99  Open/Equity         13.48
   C                                               12.80
87  Putnam Global Growth Fund;   3/1/95  Open/Equity         13.39
   M                                               69.50
88  Putnam Global Growth Fund;   6/15/94 Open/Equity         13.75
   Y                                               151.01
89  Putnam Growth and Income     1/5/95  Open/Balanc         14.81
   Fund II; A                           ed          1,365.35

90  Putnam Growth and Income     1/5/95  Open/Balanc         14.68
   Fund II; B                           ed          1,550.20

91  Putnam Growth and Income     2/1/99  Open/Balanc         14.78
   Fund II; C                           ed          29.62
92  Putnam Growth and Income     1/5/95  Open/Balanc         14.73
   Fund II; M                           ed          177.51
93  The Putnam Fund for Growth   11/6/57 Open/Balanc         21.64
   and Income; A                        ed          22,416.68

94  The Putnam Fund for Growth   4/27/92 Open/Balanc         21.35
   and Income; B                        ed          15,812.56

95  The Putnam Fund for Growth   5/1/95  Open/Balanc         21.50
   and Income; M                        ed          492.19
96  The Putnam Fund for Growth   6/15/94 Open/Balanc         21.68
   and Income; Y                        ed          1,435.49

97  Putnam Growth Fund           5/1/98  Open/Equity         10.58
                                                   2.59
98  Putnam Growth                10/2/95 Open/Equity         21.54
   Opportunities; A                                1,351.13

99  Putnam Growth                8/1/97  Open/Equity         21.23
   Opportunities; B                                1,537.48

100 Putnam Growth                2/1/99  Open/Equity         21.50
   Opportunities; C                                70.16
101 Putnam Growth                8/1/97  Open/Equity         21.34
   Opportunities; M                                90.15
102 Putnam High Income           7/9/87  Closed/Bond         8.47
   Convertible and Bond Fund                       115.46
103 Putnam High Yield            3/25/86 Open/Bond           8.06
   Advantage Fund; A                               1,063.03

104 Putnam High Yield            5/16/94 Open/Bond           8.03
   Advantage Fund; B                               895.41
105 Putnam High Yield            12/1/94 Open/Bond           8.06
   Advantage Fund; M                               917.29
106 Putnam High Yield           12/30/98 Open/Bond           8.06
   Advantage Fund; Y                               10.24
107 Putnam High Yield Fund II;  12/31/97 Open/Bond           7.62
   A                                               593.54
108 Putnam High Yield Fund II;  12/31/97 Open/Bond           7.63
   B                                               858.99
109 Putnam High Yield Fund II;  12/31/97 Open/Bond           7.62
   M                                               40.72
110 Putnam High Yield Trust; A   2/14/78 Open/Bond           10.67
                                                   2,559.04

111 Putnam High Yield Trust; B   3/1/93  Open/Bond           10.63
                                                   718.18
112 Putnam High Yield Trust; M   7/3/95  Open/Bond           10.67
                                                   15.85
113 Putnam High Yield Trust; Y  12/30/98 Open/Bond           10.67
                                                   21.98
114 Putnam Health Sciences       5/28/82 Open/Equity         59.10
   Trust; A                                        2,869.96

115 Putnam Health Sciences       3/1/93  Open/Equity         56.60
   Trust; B                                        2,133.51

116 Putnam Health Sciences       7/3/95  Open/Equity         58.09
   Trust; M                                        91.03
117 Putnam High Yield            5/25/89 Closed/Bond         8.85
   Municipal Trust                                 195.84
118 Putnam Income Fund; A        11/1/54 Open/Bond           6.50
                                                   1,252.24

119 Putnam Income Fund; B        3/1/93  Open/Bond           6.46
                                                   480.65
120 Putnam Income Fund; M       12/14/94 Open/Bond           6.46
                                                   1,673.40

121 Putnam Income Fund; Y        2/12/94 Open/Bond           6.51
                                                   231.45
122 Putnam Intermediate U.S.     2/16/93 Open/Bond           4.80
   Government Income Fund; A                       241.63
123 Putnam Intermediate U.S.     2/16/93 Open/Bond           4.80
   Government Income Fund; B                       147.00
124 Putnam Intermediate U.S.     4/3/95  Open/Bond           4.81
   Government Income Fund; M                       12.68
125 Putnam Intermediate U.S.     10/1/97 Open/Bond           4.79
   Government Income Fund; Y                       113.64
126 Putnam International Fund   12/28/95 Open/Equity         12.48
                                                   5.39
127 Putnam International         8/1/96  Open/Equity         13.04
   Growth and Income Fund;  A                      476.10
128 Putnam International         8/1/96  Open/Equity         12.93
   Growth and Income Fund;  B                      463.45
129 Putnam International         2/1/99  Open/Equity         13.02
   Growth and Income Fund; C                       11.24
130 Putnam International         8/1/96  Open/Equity         13.00
   Growth and Income Fund;  M                      37.70
131 Putnam International         2/28/91 Open/Equity         22.47
   Growth Fund; A                                  3,047.34

132 Putnam International         6/1/94  Open/Equity         22.00
   Growth Fund; B                                  1,919.98

133 Putnam International         12/1/94 Open/Equity         22.27
   Growth Fund; M                                  217.21
134 Putnam International         7/12/96 Open/Equity         22.57
   Growth Fund; Y                                  301.91
135 Putnam International New     1/3/95  Open/Equity         15.88
   Opportunities Fund; A                           842.27
136 Putnam International New     7/21/95 Open/Equity         15.48
   Opportunities Fund; B                           1,011.60

137 Putnam International New     2/1/99  Open/Equity         15.84
   Opportunities Fund; C                           4.54
138 Putnam International New     7/21/95 Open/Equity         15.64
   Opportunities Fund; M                           79.92
139 Putnam International        12/28/95 Open/Equity         16.48
   Voyager Fund;  A                                191.43
140 Putnam International        10/30/96 Open/Equity         16.28
   Voyager Fund;  B                                149.26
141 Putnam International        10/30/96 Open/Equity         16.36
   Voyager Fund;  M                                16.40
142 Putnam Investment Grade     10/26/89 Closed/Bond         11.35
   Municipal Trust I                               237.84
143 Putnam Investment Grade     11/27/92 Closed/Bond         13.37
   Municipal Trust II                              178.64
144 Putnam Investment Grade     11/29/93 Closed/Bond         12.84
   Municipal Trust III                             51.43
145 Putnam Investors Fund; A     12/1/25 Open/Equity         15.78
                                                   6,137.88

146 Putnam Investors Fund; B     3/1/93  Open/Equity         15.06
                                                   3,025.15

147 Putnam Investors Fund; M     12/2/94 Open/Equity         15.46
                                                   199.76
148 Putnam Investors Fund; Y     1/7/97  Open/Equity         15.84
                                                   755.03
149 Putnam Latin America Fund    3/23/98 Open/Equity         6.13
                                                   1.87
150 Putnam Massachusetts Tax    10/23/89 Open/Bond           9.25
   Exempt Income Fund; A                           289.47
151 Putnam Massachusetts Tax     7/15/93 Open/Bond           9.24
   Exempt Income Fund; B                           121.42
152 Putnam Massachusetts Tax     5/12/95 Open/Bond           9.24
   Exempt Income Fund; M                           5.26
153 Putnam Master Income Trust   4/29/88 Closed/Bond         7.93
                                                   421.18
154 Putnam Managed High Yield    6/25/93 Closed/Bond         12.15
   Trust                                           91.17
155 Putnam Michigan Tax Exempt  10/23/89 Open/Bond           8.96
   Income Fund; A                                  141.96
156 Putnam Michigan Tax Exempt   7/15/93 Open/Bond           8.95
   Income Fund; B                                  45.47
157 Putnam Michigan Tax Exempt   4/17/95 Open/Bond           8.95
   Income Fund; M                                  1.87
158 Putnam Minnesota Tax        10/23/89 Open/Bond           8.88
   Exempt Income Fund; A                           100.21
159 Putnam Minnesota Tax         7/15/93 Open/Bond           8.85
   Exempt Income Fund; B                           51.05
160 Putnam Minnesota Tax         4/3/95  Open/Bond           8.88
   Exempt Income Fund; M                           2.30
161 Putnam Managed Municipal     2/24/89 Closed/Bond         9.27
   Income Trust                                    430.62
162 Putnam Money Market Fund;    10/1/76 Open/Bond           1.00
   A                                               3,639.88

163 Putnam Money Market Fund;    4/27/92 Open/Bond           1.00
   B                                               849.37
164 Putnam Money Market Fund;    2/1/99  Open/Bond           1.00
   C                                               6.45
165 Putnam Money Market Fund;    12/8/94 Open/Bond           1.00
   M                                               125.81
166 Putnam Master Intermediate   4/29/88 Closed/Bond         7.69
   Income Trust                                    770.44
167 Putnam Municipal Income      5/22/89 Open/Bond           8.97
   Fund; A                                         803.85
168 Putnam Municipal Income      1/4/93  Open/Bond           8.96
   Fund; B                                         488.90
169 Putnam Municipal Income      2/1/99  Open/Bond           8.97
   Fund; C                                         6.52
170 Putnam Municipal Income      12/1/94 Open/Bond           8.97
   Fund; M                                         15.91
171 Putnam Municipal             5/28/93 Closed/Bond         13.51
   Opportunities Trust                             218.35
172 Putnam New Opportunities     8/31/90 Open/Equity         63.79
   Fund; A                                         11,501.95

173 Putnam New Opportunities     3/1/93  Open/Equity         60.75
   Fund; B                                         8,076.59

174 Putnam New Opportunities     12/1/94 Open/Equity         62.25
   Fund; M                                         471.47
175 Putnam New Opportunities     7/19/94 Open/Equity         64.66
   Fund; Y                                         1,016.76

176 Putnam New Value Fund;  A    1/3/96  Open/Equity         14.71
                                                   423.49
177 Putnam New Value Fund;  B    2/26/96 Open/Equity         14.53
                                                   447.10
178 Putnam New Value Fund;  M    2/26/96 Open/Equity         14.62
                                                   39.78
179 Putnam New Jersey Tax        2/20/90 Open/Bond           8.97
   Exempt Income Fund; A                           208.10
180 Putnam New Jersey Tax        1/4/93  Open/Bond           8.96
   Exempt Income Fund; B                           98.24
181 Putnam New Jersey Tax        5/1/95  Open/Bond           8.97
   Exempt Income Fund; M                           1.12
182 Putnam New York Investment  11/27/92 Closed/Bond         13.52
   Grade Municipal Trust                           38.50
183 Putnam New York Tax Exempt   9/2/83  Open/Bond           8.55
   Income Fund; A                                  1,470.27

184 Putnam New York Tax Exempt   1/4/93  Open/Bond           8.54
   Income Fund; B                                  211.54
185 Putnam New York Tax Exempt   4/10/95 Open/Bond           8.55
   Income Fund; M                                  2.48
186 Putnam New York Tax Exempt  10/26/87 Open/Bond           1.00
   Money Market Fund                               36.37
187 Putnam New York Tax Exempt   11/7/90 Open/Bond           8.82
   Opportunities Fund; A                           152.29
188 Putnam New York Tax Exempt   2/1/94  Open/Bond           8.82
   Opportunities Fund; B                           68.36
189 Putnam New York Tax Exempt   2/10/95 Open/Bond           8.80
   Opportunities Fund; M                           2.46
190 Putnam Ohio Tax Exempt      10/23/89 Open/Bond           8.81
   Income Fund; A                                  180.56
191 Putnam Ohio Tax Exempt       7/15/93 Open/Bond           8.80
   Income Fund; B                                  57.88
192 Putnam Ohio Tax Exempt       4/3/95  Open/Bond           8.81
   Income Fund; M                                  1.98
193 Putnam OTC & Emerging        11/1/82 Open/Equity         19.80
   Growth Fund; A                                  2,810.95

194 Putnam OTC & Emerging        7/15/93 Open/Equity         18.78
   Growth Fund; B                                  1,329.06

195 Putnam OTC & Emerging        12/2/94 Open/Equity         19.27
   Growth Fund; M                                  304.50
196 Putnam OTC & Emerging        7/12/96 Open/Equity         19.98
   Growth Fund; Y                                  129.09
197 Putnam Pennsylvania Tax      7/21/89 Open/Bond           8.94
   Exempt Income Fund; A                           174.03
198 Putnam Pennsylvania Tax      7/15/93 Open/Bond           8.93
   Exempt Income Fund; B                           95.27
199 Putnam Pennsylvania Tax      7/3/95  Open/Bond           8.95
   Exempt Income Fund; M                           2.36
200 Putnam Preferred Income      1/4/84  Open/Bond           8.59
   Fund; A                                         109.52
201 Putnam Preferred Income      4/20/95 Open/Bond           8.56
   Fund; M                                         10.48
202 Putnam Premier Income        2/29/95 Closed/Bond         7.62
   Trust                                           1,073.63

203 Putnam Research Fund;  A     10/2/95 Open/Equity         16.60
                                                   474.61
204 Putnam Research Fund;  B     6/15/98 Open/Equity         16.46
                                                   493.40
205 Putnam Research Fund; C      2/1/99  Open/Equity         16.55
                                                   31.78
206 Putnam Research Fund;  M     6/15/98 Open/Equity         16.51
                                                   42.18
207 Putnam Small Cap Value       4/12/99 Open/Equity         10.19
   Fund; A                                         43.64
208 Putnam Small Cap Value       5/3/99  Open/Equity         10.19
   Fund; B                                         24.56
209 Putnam Strategic Income      2/19/95 Open/Bond           7.35
   Fund; A                                         80.95
210 Putnam Strategic Income      2/19/96 Open/Bond           7.36
   Fund; B                                         126.64
211 Putnam Strategic Income      2/1/99  Open/Bond           7.37
   Fund; C                                         4.97
212 Putnam Strategic Income      2/19/96 Open/Bond           7.35
   Fund; M                                         9.34
213 Putnam Tax Exempt Income    12/31/76 Open/Bond           8.82
   Fund; A                                         1,795.40

214 Putnam Tax Exempt Income     1/4/93  Open/Bond           8.82
   Fund; B                                         228.32
215 Putnam Tax Exempt Income     2/16/95 Open/Bond           8.84
   Fund; M                                         9.20
216 Putnam Tax Exempt Money     10/26/87 Open/Bond           1.00
   Market Fund                                     80.05
217 Putnam Tax - Free Health     6/29/92 Closed/Bond         14.22
   Care Fund                                       196.31
218 Putnam Tax - Free Income     9/20/93 Open/Bond           14.13
   Trust                                           1,158.48
   Tax - Free High Yield
   Fund; A
219 Putnam Tax - Free Income     9/9/85  Open/Bond           14.15
   Trust                                           743.57
   Tax - Free High Yield Fund B
220 Putnam Tax - Free Income     2/1/99  Open/Bond           14.13
   Trust                                           2.90
   Tax - Free High Yield Fund C
221 Putnam Tax - Free Income    12/29/94 Open/Bond           14.14
   Trust                                           23.70
   Tax - Free High Yield Fund  M
222 Putnam Tax - Free Income     9/30/93 Open/Bond           14.72
   Trust                                           243.90
   Tax - Free Insured Fund; A
223 Putnam Tax - Free Income     9/9/85  Open/Bond           14.74
   Trust                                           327.89
   Tax - Free Insured Fund; B
224 Putnam Tax - Free Income     6/1/95  Open/Bond           14.76
   Trust                                           1.87
   Tax - Free Insured Fund; M
225 Putnam U.S. Core Fund        5/1/98  Open/Equity         11.18
                                                   3.52
226 Putnam U.S. Government       2/8/84  Open/Bond           12.51
   Income Trust; A                                 1,962.82

227 Putnam U.S. Government       4/27/92 Open/Bond           12.45
   Income Trust; B                                 1,153.66

228 Putnam U.S. Government       2/6/95  Open/Bond           12.49
   Income Trust; M                                 135.23
229 Putnam U.S. Government       4/11/94 Open/Bond           12.50
   Income Trust; Y                                 27.70
230 Putnam Utilities Growth     11/19/90 Open/Balanc         14.15
   and Income Fund; A                   ed          974.65
231 Putnam Utilities Growth      4/27/92 Open/Balanc         14.07
   and Income Fund; B                   ed          630.79
232 Putnam Utilities Growth      3/1/95  Open/Balanc         14.13
   and Income Fund; M                   ed          13.94
233 Putnam Value Fund            5/1/98  Open/Balanc         9.17
                                       ed          2.29
234 Putnam Vista Fund; A         6/3/68  Open/Equity         14.30
                                                   3,752.91

235 Putnam Vista Fund; B         3/1/93  Open/Equity         13.51
                                                   1,768.55

236 Putnam Vista Fund; M         12/1/94 Open/Equity         13.92
                                                   149.66
237 Putnam Vista Fund; Y         3/28/95 Open/Equity         14.52
                                                   502.76
238 Putnam Voyager Fund II; A    4/14/93 Open/Equity         25.40
                                                   899.75
239 Putnam Voyager Fund II; B    10/2/95 Open/Equity         24.65
                                                   831.85
240 Putnam Voyager Fund II; C    2/1/99  Open/Equity         25.33
                                                   29.81
241 Putnam Voyager Fund II; M    10/2/95 Open/Equity         24.92
                                                   97.61
242 Putnam Voyager Fund; A       4/1/96  Open/Equity         24.26
                                                   17,275.20

243 Putnam Voyager Fund; B       4/27/92 Open/Equity         22.58
                                                   8,433.37

244 Putnam Voyager Fund; M       12/1/94 Open/Equity         23.61
                                                   390.99
245 Putnam Voyager Fund; Y       4/1/94  Open/Equity         24.69
                                                   2,312.95

246 Putnam VT Asia Pacific       5/1/95  Open/Equity         11.52
   Growth Fund; IA                                 150.49
247 Putnam VT Asia Pacific       4/30/98 Open/Equity         11.50
   Growth Fund; IB                                 0.48
248 Putnam VT Diversified        9/15/93 Open/Bond           9.73
   Income Fund; IA                                 642.44
249 Putnam VT Diversified        4/6/98  Open/Bond           9.71
   Income Fund; IB                                 8.01
250 Putnam VT  Global Asset      2/1/88  Open/Balanc         18.05
   Allocation Fund; IA                  ed          976.31
251 Putnam VT  Global Asset      4/30/98 Open/Balanc         18.05
   Allocation Fund; IB                  ed          2.63
252 Putnam VT George Putnam      4/30/98 Open/Equity         10.62
   Fund; IA                                        239.49
253 Putnam VT George Putnam      4/30/98 Open/Equity         10.62
   Fund; IB                                        12.32
254 Putnam VT Global Growth      5/1/90  Open/Equity         20.10
   Fund; IA                                        2,089.30

255 Putnam VT Global Growth      4/30/98 Open/Equity         20.07
   Fund; IB                                        6.02
256 Putnam VT Growth and         2/1/88  Open/Balanc         28.17
   Income Fund; IA                      ed          10,461.21

257 Putnam VT Growth and         4/6/98  Open/Balanc         28.13
   Income Fund; IB                      ed          48.36
258 Putnam VT High Yield Fund;   2/1/88  Open/Bond           10.87
   IA                                              1,018.99

259 Putnam VT High Yield Fund;   4/30/98 Open/Bond           10.87
   IB                                              6.96
260 Putnam VT Health and         4/30/98 Open/Equity         10.14
   Sciences  Fund; IA                              194.45
261 Putnam VT Health and         4/30/98 Open/Equity         10.13
   Sciences  Fund; IB                              6.24
262 Putnam VT Income  Fund; IA   2/1/88  Open/Bond           12.46
                                                   997.74
263 Putnam VT Income  Fund; IB   4/30/98 Open/Bond           12.45
                                                   7.69
264 Putnam VT International      1/1/97  Open/Balanc         14.37
   Growth and Income; IA                ed          359.59
265 Putnam VT International      4/6/98  Open/Balanc         14.36
   Growth and Income; IB                ed          2.80
266 Putnam VT International      1/1/97  Open/Equity         14.16
   New Opportunities Fund; IA                      163.93
267 Putnam VT International      4/30/98 Open/Equity         14.15
   New Opportunities Fund; IB                      0.77
268 Putnam VT International      1/1/97  Open/Equity         15.76
   Growth Fund; IA                                 404.63
269 Putnam VT International      4/30/98 Open/Equity         15.75
   Growth Fund; IB                                 6.74
270 Putnam VT Investors  Fund;   4/30/98 Open/Equity         12.43
   IA                                              564.47
271 Putnam VT Investors  Fund;   4/30/98 Open/Equity         12.41
   IB                                              22.34
272 Putnam VT Money Market       2/1/88  Open/Bond           1.00
   Fund; IA                                        732.86
273 Putnam VT Money Market       4/30/98 Open/Bond           1.00
   Fund; IB                                        17.75
274 Putnam VT New                5/2/94  Open/Equity         28.11
   Opportunities Fund; IA                          4,037.72

275 Putnam VT New                4/30/98 Open/Equity         28.06
   Opportunities Fund; IB                          9.50
276 Putnam VT New Value Fund;    1/2/97  Open/Equity         12.93
   IA                                              283.16
277 Putnam VT New Value Fund;    4/30/98 Open/Equity         12.91
   IB                                              3.73
278 Putnam VT OTC & Emerging     4/30/98 Open/Equity         11.77
   Growth Fund; IA                                 54.06
279 Putnam VT OTC & Emerging     4/30/98 Open/Equity         11.77
   Growth Fund; IB                                 2.41
280 Putnam VT Research; IA       10/1/98 Open/Equity         12.95
                                                   81.44
281 Putnam VT Research; IB       10/1/98 Open/Equity         12.93
                                                   4.99
282 Putnam VT Small Cap Value    4/30/99 Open/Equity         10.84
   Fund; IA                                        6.39
283 Putnam VT Small Cap Value    4/30/99 Open/Equity         10.84
   Fund; IB                                        1.01
284 Putnam VT Utilities Growth   5/1/92  Open/Balanc         17.56
   and Income Fund; IA                  ed          1,025.07

285 Putnam VT Utilities Growth   4/30/98 Open/Balanc         17.55
   and Income Fund; IB                  ed          5.16
286 Putnam VT Vista Fund; IA     1/2/97  Open/Equity         16.16
                                                   366.68
287 Putnam VT Vista Fund; IB     4/30/98 Open/Equity         16.15
                                                   4.26
288 Putnam VT Voyager Fund; IA   2/1/88  Open/Equity         46.48
                                                   6,446.15

289 Putnam VT Voyager Fund; IB   4/30/98 Open/Equity         46.41
                                                   31.84
290 Putnam Worldwide Equity      5/6/98  Open/Equity         16.74
   Fund                                            5.25
(5)  Miscellaneous
     There has been, or is, no litigation which caused or is reasonably expected to cause, a material adverse effect on the Fund and/or Investment Management Company during the six months before the filing of this report.

III. OUTLINE OF THE FINANCIAL STATUS OF THE FUND
     [Translation of Unaudited Semi-annual Accounts will be attached.]

IV.  OUTLINE OF THE FINANCIAL STATUS OF THE INVESTMENT
     MANAGEMENT COMPANY
     [Translation of Unaudited Semi-annual Accounts will be attached.]











        AMENDMENT TO SECURITIES REGISTRATION STATEMENT

                        (for NAV sale)






























               PUTNAM HIGH YIELD ADVANTAGE FUND

        AMENDMENT TO SECURITIES REGISTRATION STATEMENT


To:  Director of Kanto Local Financial Bureau
                              Filing Date:     August 31, 1999

Name of the Registrant Trust:           PUTNAM HIGH YIELD ADVANTAGE FUND

Name of Trustees:                            George Putnam
                                             William F. Pounds
                                             John A. Hill
                                             Jameson A. Baxter
                                             Hans H. Estin
                                             Ronald J. Jackson
                                             Paul L. Joskow
                                             Elizabeth T. Kennan
                                             Lawrence J. Lasser
                                             John H. Mullin, III
                                             Robert E. Patterson
                                             Donald S. Perkins
                                             George Putnam, III
                                             A.J.C. Smith
                                             W. Thomas Stephens
                                             W. Nicholas Thorndike

Address of Principal Office:            One Post Office Square
                                        Boston, Massachusetts 02109
                                        U.S.A.

Name and Title of Registration Agent:   Harume Nakano
                                        Attorney-at-Law
                                        Signature [Harume Nakano]
                                                      (Seal)

                                        Ken Miura
                                        Attorney-at-Law
                                        Signature [Ken Miura]
                                                     (Seal)

Address or Place of Business            Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo




                             - i -

Name of Liaison Contact:                Harume Nakano
                                        Ken Miura
                                        Attorneys-at-Law

Place of Liaison Contact:               Hamada & Matsumoto
                                        Kasumigaseki Building, 25th Floor
                                        2-5, Kasumigaseki 3-chome
                                        Chiyoda-ku, Tokyo

Phone Number:                                03-3580-3377

           Public Offering or Sale for Registration

Name of the Fund Making Public          PUTNAM HIGH YIELD
Offering or Sale of Foreign             ADVANTAGE FUND
Investment Fund Securities:

Type and Aggregate Amount of       Up to 130 million Class M Shares
Foreign Investment Fund Securities Up to the total amount obtained by
to be Publicly Offered or Sold:    aggregating the amounts calculated
                                   by multiplying the respective
                                   net asset value per Class M
                                   Share by the respective number
                                   of Class M Shares in respect of
                                   130 million Class M Shares
                                   (The maximum amount expected to be
                                   sold is 835,000,000 U.S. dollars
                                   (yen96.7 billion).

Note 1: U.S.$ amount is translated into Japanese Yen at the rate of U.S.$l.00=yen115.85 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on July 31, 1999.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class
     M Share as of the end of February, 1999 (U.S.$8.11) by 130 million Class M Shares for convenience.

      Places where a copy of this Amendment to Securities
                         Registration
         Statement is available for Public Inspection

                        Not applicable.


    (Total number of sheets of this Amendment to Securities
Registration Statement in Japanese is [ ]2 including front and back pages.)

I.              Reason For Filing This Amendment To Securities
Registration Statement:

     This statement purports to amend and update the relevant information of the Securities Registration Statement ("SRS") filed on 20th April, 1999 due to the fact that the aforementioned Semi-annual Report was filed today.

     The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II.             Contents of the Amendments:

Part II.   INFORMATION ON THE ISSUER (page 3 of the original
           Japanese SRS)

     The following matters in the original Japanese SRS are amended to have the same contents as those provided in the following items of the aforementioned Semi-annual
     Report:

         Before amendment                 After amendment
    [Original Japanese SRS]         [Aforementioned Semi-annual Report]
I.  Description of the Fund     I.  Status of Investment
5.  Status of Investment           Portfolio of the Fund
    Portfolio
(A) Diversification of          (1  Diversification of
    Investment Portfolio        )   Investment Portfolio
                                   (the aforementioned
                                   Japanese Semi-annual
                                   Report, page 1)
(B) Results of Past Operations  (2  Results of Past Operations
                               )
    Record of Changes in Net        Record of Changes in Net
(1) Assets (Class M Shares)     a)  Assets (Class M Shares)
    (Regarding the amounts as      (Ditto, page [ ]2)
    at the end of each month
    during one-year period         (Regarding the amounts as
    from, and including, the       of the end of each month
    latest relevant date           during one-year period
    appertaining to the filing     from, and including, the
    date of the original           latest relevant date
    Japanese SRS)                  appertaining to the filing
                                   date of the afore mentioned
                                   Semi-annual Report)
    Record of Distributions        Record of Distributions
(2) Paid (Class M Shares)       b) Paid (Class M Shares)
    (Regarding the dividends       (Ditto, page [ ]3)
    paid at the end of each
    month up to the latest         (Regarding the dividends
    relevant date of the           paid at the end of each
    original Japanese SRS)         month up to the latest
                                   relevant date of the afore
                                   mentioned Semi-annual
                                   Report)
II. Outline of the Trust        II Outline of the Trust
                                .
1.  Trust                       1.  Trust
(E) Amount of Capital Share     (1  Amount of Capital Share
                               )   (Ditto, page [ ]4)
(G) Information Concerning      (2  Information Concerning
    Major Shareholders          )   Major Shareholders (Ditto,
                                   page [ ]4)
(H) Information Concerning      (3  Information Concerning
    Directors, Officers and     )   Directors, Officers and
    Employees                      Employees (Ditto, page [
                                   ]4)
(I) Description of Business     (4  Description of Business and
    and Outline of Operation    )   Outline of Operation
                                   (Ditto, page [ ]7)
2.  Putnam Investment           2.  Putnam Investment
    Management, Inc.               Management, Inc.
    (Investment Management         (Investment Management
    Company)                       Company)
(E) Amount of Capital Share     (1  Amount of Capital Share
                               )   (Ditto, page [ ]7)
(G) Information Concerning      (2  Information Concerning
    Major Shareholders          )   Major Shareholders (Ditto,
                                   page [ ]7)
(H) Information Concerning      (3  Information Concerning
    Officers and Employees      )   Officers and Employees
                                   (Ditto, page [ ]7)
(I) Description of Business     (4  Description of Business and
    and Outline of Operation    )   Outline of Operation
                                   (Ditto, page [ ]17)

     With respect to Section IV the Financial Conditions of the Fund in the original SRS, Item III Financial
     Conditions of the Fund in the aforementioned Semi-annual
     Report (Ditto, from page [ ]30 and [ ]63) is added to the original SRS.

Part III. SPECIAL INFORMATION (page 6 of the original Japanese SRS)

     With respect to Section II the Financial Conditions of the Investment Management Company in the original SRS,
     Item IV Financial Conditions of the Investment Management Company in the aforementioned Semi-annual Report (Ditto, page [ ]64 and [ ]81) is added to the original SRS.